SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Variable Interest Entities (Details)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Tianjin Mingda Jiahe Real Estate Co., Ltd. Yangzhou Branch | VIEs
Variable Interest Entity [Line Items]
Date of Formation	Oct. 18, 2017
Place of Formation	Yangzhou, China
Tianjin Mingdajiahe Real Estate Co., Ltd. Suzhou Branch | VIEs
Variable Interest Entity [Line Items]
Date of Formation	Oct. 13, 2017
Place of Formation	Suzhou, China
Tianjin Mingdajiahe Real Estate Co., Ltd. Chengdu Branch | VIEs
Variable Interest Entity [Line Items]
Date of Formation	Jun. 24, 2019
Place of Formation	Chengdu, China
Xi She (Tianjin) Business Management Co., Ltd. | VIEs
Variable Interest Entity [Line Items]
Ownership interest held	100.00%
Date of Formation	Oct. 20, 2017
Place of Formation	Tianjin, China
Xi She (Tianjin) Culture and Media Co., Ltd. | VIEs
Variable Interest Entity [Line Items]
Ownership interest held	100.00%
Date of Formation	Jul. 25, 2018
Place of Formation	Tianjin, China
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%	49.00%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. | VIEs
Variable Interest Entity [Line Items]
Ownership interest held	51.00%
Date of Formation	Mar. 09, 2018
Place of Formation	Tianjin, China